Results for the Year - Staff costs (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Staff costs:
Number of business units | segment	1
Wages and salaries (a) (b)	$ 852,000	$ 825,000	$ 1,123,000
Social taxes and benefits	39,000	46,000	27,000
Share-based payments (Note 3.3)	334,000	2,145,000	6,170,000
Employee benefits expense	1,225,000	3,016,000	7,320,000
Wages and salaries (c)	363,000	324,000	342,000
Share-based payments (Note 3.3)	259,000	1,266,000	3,088,000
Total compensation paid to senior management personnel	622,000	1,590,000	3,430,000
Repurchase of equity awards	285,000	799,000	8,121,000
Research and development costs
Staff costs:
Share-based payments (Note 3.3)	63,000	625,000	1,547,000
Employee benefits expense	96,000	664,000	1,721,000
General and administrative costs
Staff costs:
Share-based payments (Note 3.3)	271,000	1,520,000	4,623,000
Employee benefits expense	1,129,000	2,352,000	5,599,000
Key Management Personnel
Staff costs:
Repurchase of equity awards	105,000	253,000	265,000
Group Personnel
Staff costs:
Repurchase of equity awards	$ 147,000	$ 354,000	$ 432,000